UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                 Report for the Quarter Ended September 30, 2009



                       GREAT AMERICAN LIFE INSURANCE COMPANY, INC
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                          Form 13F File Number:  Unassigned


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Robert H. Ruffing
                                  (513) 579-2144
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signature:

/s/Robert H. Ruffing               Cincinnati, Ohio          November 11, 2009
-------------------------------
Robert H. Ruffing



Report Type:
     [ ]  13F HOLDINGS REPORT.
     [X]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

Other Manager Reporting for this Manager:
    (28-4389) American Financial Group, Inc.






                                 Page 1 of 1